Taxation - Components of Income Before Income Tax (Benefit)/Expense (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Components of (loss)/income before income tax expense
Income before income tax expense	¥ 1,326,786	$ 186,876	¥ 1,028,569	¥ 2,769,534
Loss from non-China operations	(86,910)		(94,806)	(30,047)
Income from China operations	1,413,696		1,123,375	2,799,581
Income tax expense applicable to China operations	239,365		202,466	428,267
Income tax expense applicable to non-China operations	123		174	7,151
PRC Withholding Tax on Dividends	21,353
Income tax expense	¥ 260,841	$ 36,739	¥ 202,640	¥ 435,418
Effective tax rate	19.70%	19.70%	19.70%	15.70%
China Operations
Components of (loss)/income before income tax expense
Effective tax rate	16.90%	16.90%	18.00%	15.30%